Summary of Significant Accounting Policies (Details) - Schedule of basic earnings (loss) per share - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021		Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Schedule of Basic Earnings Loss Per Share [Abstract]
Net income (in Dollars)	$ (31,999)		$ 265,850	$ 391,173	$ 207,551		$ 122,041	$ 966,636	$ 625,024		$ 1,296,228		$ 1,086,400		$ 4,968,070
Weighted average number of common stock outstanding
Weighted average number of common stock outstanding - basic and diluted (in Shares)	1,701,181,423				1,701,181,423				1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423
Net income per share
Net income per share - basic and diluted	$ 0.00	[1]			$ 0.00	[1]			$ 0.00	[1]	$ 0.00	[1]	$ 0	[1]	$ 0

[1]	Less than $0.01 per share